Schedule of Deferred Income Tax Assets and Liabilities (Details)	Dec. 31, 2025 USD ($)
Income Tax Disclosure [Abstract]
Stock Based Compensation	$ 92,829
Change in Fair Value of Digital Assets	5,251,131
Interest expense, net	57,564
NOL - Federal	13,021,839
Change in Fair Value of Convertible Note Conversion Feature	(493,561)
Change in Fair Value of Derivative Securities	(22,315)
Net operating losses	17,907,487
Valuation Allowance	(17,907,487)
Deferred Tax Asset (Liability)
US Federal expense (benefit)	(17,907,487)
State and local expense (benefit)
Change in valuation allowance	17,907,487
Total